Note 6 - Notes and Other Loans Payable (Detail) - Non-Related Party Notes and Other Loans Payable (USD $)	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Current non related party note	$ 515,000	$ 30,000	$ 5,000
The First 6% Uncollateralized $5,000 Demand Note [Member]
Current non related party note			5,000	[1]
The 6% Uncollateralized $25,000 Demand Note [Member]
Current non related party note		25,000
The Second 6% Uncollateralized $5,000 Demand Note [Member]
Current non related party note		$ 5,000

[1]	This note was retired pursuant to the issuance of preferred stock in 2011.